SHAREHOLDERS’ EQUITY (Details)						1 Months Ended	6 Months Ended			12 Months Ended
	May 06, 2026 USD ($) $ / shares shares	Apr. 10, 2026	Jan. 08, 2026 USD ($) $ / shares shares	Jul. 03, 2024 USD ($) $ / shares shares	Sep. 05, 2022 USD ($) $ / shares shares	Aug. 31, 2023 USD ($) $ / shares shares	Sep. 30, 2025 USD ($) $ / shares shares		Sep. 30, 2024 shares	Mar. 31, 2025 USD ($) $ / shares shares		Mar. 31, 2024 USD ($) $ / shares shares		Mar. 31, 2023 shares	Mar. 31, 2022 shares
SHAREHOLDERS' EQUITY
Number of shares convertible							1			1
Restricted net assets (in Dollars) | $							$ 6,775,264			$ 5,674,808		$ 3,823,552
Forecast [Member]
SHAREHOLDERS' EQUITY
Increase in common stock authorized capital (in Dollars) | $	$ 50,000		$ 10,000
Board of directors share consolidation issued and unissued description		the board of directors of the Company approved a share consolidation of all of the Company’s issued and unissued Class A ordinary shares and Class B ordinary shares at a ratio of sixteen (16)-for-one (1) (the “Share Consolidation”). Every sixteen (16) outstanding Class A ordinary shares are combined into and automatically become one post-Share Consolidation Class A ordinary share. Every sixteen (16) outstanding Class B ordinary shares are combined into and automatically become one post-Share Consolidation Class B ordinary share. No fractional shares will be issued in connection with the Share Consolidation. Instead, the Company will issue one full post-Share Consolidation Class A ordinary share or Class B ordinary share, as applicable, to any shareholder who would have been entitled to receive a fractional share as a result of the process. As a result of the Share Consolidation, the par value of the Class A ordinary shares and Class B ordinary shares will be increased to $0.0016 per share and the number of authorized ordinary shares will be reduced to 31,250,000 ordinary shares of a par value of US$0.0016 each comprising (i) 28,125,000 Class A ordinary shares of a par value of US$0.0016 each and (ii) 3,125,000 Class B ordinary shares of a par value of US$0.0016 each.
Director [Member] | Forecast [Member]
SHAREHOLDERS' EQUITY
Board of directors share consolidation issued and unissued description		the board of directors of the Company approved a share consolidation of all of the Company’s issued and unissued Class A ordinary shares and Class B ordinary shares at a ratio of sixteen (16)-for-one (1) (the “Share Consolidation”). Every sixteen (16) outstanding Class A ordinary shares are combined into and automatically become one post-Share Consolidation Class A ordinary share. Every sixteen (16) outstanding Class B ordinary shares are combined into and automatically become one post-Share Consolidation Class B ordinary share. No fractional shares will be issued in connection with the Share Consolidation. Instead, the Company will issue one full post-Share Consolidation Class A ordinary share or Class B ordinary share, as applicable, to any shareholder who would have been entitled to receive a fractional share as a result of the process. As a result of the Share Consolidation, the par value of the Class A ordinary shares and Class B ordinary shares will be increased to $0.0016 per share and the number of authorized ordinary shares will be reduced to 31,250,000 ordinary shares of a par value of US$0.0016 each comprising (i) 28,125,000 Class A ordinary shares of a par value of US$0.0016 each and (ii) 3,125,000 Class B ordinary shares of a par value of US$0.0016 each.
Common Stock [Member] | Forecast [Member]
SHAREHOLDERS' EQUITY
Common stock shares authorized	125,000,000,000		500,000,000
Common stock par value (in Dollars per share) | $ / shares	$ 0.0016		$ 0.0001
Increase in common stock authorized capital (in Dollars) | $	$ 200,000,000		$ 50,000
Ordinary Shares [Member] | Forecast [Member]
SHAREHOLDERS' EQUITY
Common stock shares authorized	31,250,000		100,000,000
Common stock par value (in Dollars per share) | $ / shares	$ 0.0016		$ 0.0001
IPO [Member]
SHAREHOLDERS' EQUITY
Option exercisable tterm for underwriters				45 days
Common Class A [Member]
SHAREHOLDERS' EQUITY
Investors agreed to purchase					285,000	200,000
Public offering price (in Dollars per share) | $ / shares					$ 2	$ 2.3
Common stock shares authorized							112,500,000,000	[1]		112,500,000,000	[2]	112,500,000,000	[2]
Common stock par value (in Dollars per share) | $ / shares							$ 0.0016	[1]		$ 0.0016	[2]	$ 0.0016	[2]
Number of votes							1			1
Common stock shares issued							1,489,885	[1]		1,115,172	[2]	914,313	[2]		14,144,000
Common stock shares outstanding							1,489,885	[1]		1,115,172	[2]	914,313	[2]		14,144,000
Total proceeds (in Dollars) | $					$ 552,892	$ 458,341
Common Class A [Member] | Forecast [Member]
SHAREHOLDERS' EQUITY
Common stock shares authorized	28,125,000		450,000,000
Common stock par value (in Dollars per share) | $ / shares	$ 0.0016		$ 0.0001
Additional shares	112,471,875,000		360,000,000
Common Class A [Member] | Common Stock [Member]
SHAREHOLDERS' EQUITY
Investors agreed to purchase									78,125	78,125		12,500		17,813
Common stock shares authorized							90,000,000			90,000,000
Common stock par value (in Dollars per share) | $ / shares							$ 0.0001			$ 0.0001
Common Class A [Member] | Common Stock [Member] | Forecast [Member]
SHAREHOLDERS' EQUITY
Common stock shares authorized	112,500,000,000		90,000,000
Common stock par value (in Dollars per share) | $ / shares	$ 0.0016		$ 0.0001
Common Class A [Member] | IPO [Member]
SHAREHOLDERS' EQUITY
Investors agreed to purchase				1,250,000
Public offering price (in Dollars per share) | $ / shares				$ 4
Total gross proceeds (in Dollars) | $				$ 5,000,000
Underwriting discounts and other related expenses (in Dollars) | $				$ 1,176,197
Common Class A [Member] | Over-Allotment Option [Member]
SHAREHOLDERS' EQUITY
Investors agreed to purchase				187,500
Common Class B [Member]
SHAREHOLDERS' EQUITY
Common stock shares authorized							12,500,000,000	[1]		12,500,000,000	[2]	12,500,000,000	[2]
Common stock par value (in Dollars per share) | $ / shares							$ 0.0016	[1]		$ 0.0016	[2]	$ 0.0016	[2]
Number of votes							10			10
Common stock shares issued							366,000	[1]		366,000	[2]	366,000	[2]		5,856,000
Common stock shares outstanding							366,000	[1]		366,000	[2]	366,000	[2]		5,856,000
Common Class B [Member] | Forecast [Member]
SHAREHOLDERS' EQUITY
Common stock shares authorized	3,125,000		50,000,000
Common stock par value (in Dollars per share) | $ / shares	$ 0.0016		$ 0.0001
Additional shares	12,496,875,000		40,000,000
Common Class B [Member] | Common Stock [Member]
SHAREHOLDERS' EQUITY
Common stock shares authorized							10,000,000			10,000,000
Common stock par value (in Dollars per share) | $ / shares							$ 0.0001			$ 0.0001
Common Class B [Member] | Common Stock [Member] | Forecast [Member]
SHAREHOLDERS' EQUITY
Common stock shares authorized	12,500,000,000		10,000,000
Common stock par value (in Dollars per share) | $ / shares	$ 0.0016		$ 0.0001

[1]	Retrospectively adjusted to reflect the authorized share capital increase effective on January 8, 2026, 16-for-1 share consolidation effective on April 20, 2026, authorized share capital increase effective on May 6, 2026 (see Note 20).
[2]	Retrospectively adjusted to reflect the authorized share capital increase effective on January 8, 2026, 16-for-1 share consolidation effective on April 20, 2026, authorized share capital increase effective on May 6, 2026 (see Note 21).